Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties and compensation to Directors and Key Management	The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2022				2021				2020
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,129	€1,699	€24	€—	€831	€1,220	€14	€—	€—	€—	€—	€—
FCA Bank	2,007	33	30	21	1,666	19	(1)	39	—	—	—	—
GAC-Stellantis JV	24	—	—	(2)	45	—	—	(3)	—	—	—	—
Dongfeng Peugeot Citroën Automobiles	140	604	—	(7)	150	122	—	—	95	54	—	(2)
Partnership with Santander	4,358	504	1	(2)	3,955	632	57	—	3,799	558	—	—
Partnership with BNP Paribas Personal Finance(1)	3,415	119	—	—	3,296	15	—	—	3,318	272	—	—
Other	3	—	12	(4)	4	2	8	—	—	—	—	—
Total joint arrangements	11,076	2,959	67	6	9,947	2,010	78	36	7,212	884	—	(2)
GEFCO	—	—	—	—	25	2,048	—	—	23	1,913	—	—
Other	65	183	16	—	66	144	16	(2)	58	4	—	(3)
Total associates	65	183	16	—	91	2,192	16	(2)	81	1,917	—	(3)
CNHI	50	—	—	—	332	169	1	—	—	—	—	—
Iveco	233	26	(1)	—	—	—	—	—	—	—	—	—
Ferrari N.V.	22	83	—	—	27	115	—	—	—	—	—	—
Directors and Key Management	—	—	75	—	—	—	73	—	—	—	48	—
Other	1	1	48	—	179	5	49	—	—	—	—	—
Total CNHI, Ferrari, Directors and other	306	110	122	—	538	289	123	—	—	—	48	—
Total unconsolidated subsidiaries	17	50	5	(1)	261	11	5	(4)	—	—	—	—
Total transactions with related parties	€11,464	€3,302	€210	€5	€10,837	€4,502	€222	€30	€7,293	€2,801	€48	€(5)

Total for the Company	€179,592	€144,327	€8,981	€768	€149,419	€119,943	€9,130	€734	€47,656	€38,250	€3,923	€94
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(1) Net revenues for the years ended December 31, 2021 and 2020 previously reported have been increased by €2,563 million and €2,540 million respectively to reflect the sales of vehicles in certain markets that pass through a financial services joint venture before being directed to the independent dealer network
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2022				2021
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€214	€423	€—	€—	€25	€356	€—	€—
FCA Bank	272	122	2	113	105	115	1	88
GAC-Stellantis JV	—	14	—	—	125	5	—	—
Dongfeng Peugeot Citroën Automobiles	114	64	—	—	132	68	—	—
Partnership with Santander	538	100	55	16	165	139	120	26
Partnership with BNP Paribas Personal Finance	381	158	—	—	93	138	—	—
Other	14	16	—	—	2	14	—	—
Total joint arrangements	1,533	897	57	129	647	835	121	114
GEFCO	—	—	—	—	15	383	—	—
Other	102	27	—	—	19	54	—	—
Total associates	102	27	—	—	34	437	—	—
CNHI	19	1	—	—	29	12	—	—
Iveco	34	17	—	—	—	—	—	—
Ferrari N.V.	11	17	—	—	11	23	—	—
Other	1	39	—	—	55	31	—	—
Total CNHI, Ferrari N.V. and other	65	74	—	—	95	66	—	—
Total unconsolidated subsidiaries	95	91	—	8	61	34	—	28
Total originating from related parties	€1,795	€1,089	€57	€137	€837	€1,372	€121	€142

Total for the Company	€14,870	€54,383	€1,655	€25,498	€11,442	€50,316	€993	€32,589
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(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt

Disclosure of future minimum expected obligations
As of December 31, 2022, the Company had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2023	€157
2024	€154
2025	€—
As of December 31, 2022, the future minimum expected obligations were as follows:

(€ million)
2023	€10
2024	€10
2025	€10
2026	€10
2027	€10
2028 and thereafter	€100